                              THE LAKE FOREST FUNDS
                      CERTIFICATION PURSUANT TO RULE 497(j)


The undersigned on behalf of The Lake Forest Funds (the "Registrant") hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant's most recent post-effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically.

Dated: July 5, 2000

The Lake Forest Funds



By:   /s/ Sheldon R. Stein
   -----------------------------------
   Sheldon R. Stein
   Assistant Secretary